Quarterly Holdings Report
for

Fidelity® Select Portfolio®

Natural Gas Portfolio

November 30, 2019

GAS-QTLY-0120
1.810725.115

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Energy Equipment & Services - 17.6%
Oil & Gas Drilling - 2.7%
Borr Drilling Ltd. (a)	4,800	$31,176
Borr Drilling Ltd.	46,200	294,294
Independence Contract Drilling, Inc. (a)	222,415	175,708
Shelf Drilling Ltd. (a)(b)	1,671,956	3,417,965
		3,919,143
Oil & Gas Equipment & Services - 14.9%
Baker Hughes, A GE Co. Class A	50,500	1,132,210
Forum Energy Technologies, Inc. (a)	1,316,514	1,724,633
Halliburton Co.	122,200	2,564,978
NCS Multistage Holdings, Inc. (a)	1,077,055	2,315,668
Ranger Energy Services, Inc. Class A (a)	142,306	1,043,103
RigNet, Inc. (a)	747,035	3,884,582
Schlumberger Ltd.	241,618	8,746,572
		21,411,746

TOTAL ENERGY EQUIPMENT & SERVICES		25,330,889

Gas Utilities - 3.1%
Gas Utilities - 3.1%
National Fuel Gas Co.	1,300	58,526
Southwest Gas Holdings, Inc.	600	45,456
UGI Corp.	101,500	4,420,325
		4,524,307
Marine - 0.7%
Marine - 0.7%
2020 Bulkers Ltd. (c)	108,950	1,011,422
Multi-Utilities - 5.3%
Multi-Utilities - 5.3%
CenterPoint Energy, Inc.	250,600	6,154,736
NiSource, Inc.	57,700	1,526,165
		7,680,901
Oil, Gas & Consumable Fuels - 72.1%
Integrated Oil & Gas - 3.5%
Occidental Petroleum Corp.	131,500	5,071,955
Oil & Gas Exploration & Production - 40.0%
ARC Resources Ltd. (c)	95,800	483,940
Berry Petroleum Corp.	8,700	69,339
Cabot Oil & Gas Corp.	75,500	1,203,470
Carrizo Oil & Gas, Inc. (a)	300	1,923
Centennial Resource Development, Inc. Class A (a)	431,000	1,331,790
Cimarex Energy Co.	29,600	1,360,712
CNX Resources Corp. (a)	11,300	78,083
Concho Resources, Inc.	22,800	1,654,368
Devon Energy Corp.	359,587	7,871,359
Encana Corp. (c)	1,432,203	5,642,880
EOG Resources, Inc.	162,600	11,528,340
EQT Corp.	70,423	614,793
Extraction Oil & Gas, Inc. (a)	2,000	2,880
Matador Resources Co. (a)(c)	25,400	357,632
National Energy Services Reunited Corp. (a)	66,573	609,143
Noble Energy, Inc.	448,700	9,315,012
Northern Oil & Gas, Inc. (a)	37,900	67,462
Parsley Energy, Inc. Class A	45,000	674,100
PDC Energy, Inc. (a)	313,000	7,114,490
Pioneer Natural Resources Co.	41,300	5,279,792
QEP Resources, Inc.	28,700	93,849
Range Resources Corp. (c)	74,000	258,260
Seven Generations Energy Ltd. (a)	75,400	410,973
Southwestern Energy Co. (a)	172,707	314,327
Tourmaline Oil Corp.	57,300	534,478
Whiting Petroleum Corp. (a)	19,100	87,478
WPX Energy, Inc. (a)	80,500	792,120
		57,752,993
Oil & Gas Storage & Transport - 28.6%
Avenir LNG Ltd. (a)(d)	2,000,000	2,385,910
Cheniere Energy, Inc. (a)	45,700	2,766,678
Enbridge, Inc.	320,400	12,169,075
Enbridge, Inc.	1,900	72,200
Enterprise Products Partners LP	213,500	5,619,320
Keyera Corp. (c)	13,000	317,293
Kinder Morgan, Inc.	21,700	425,537
Noble Midstream Partners LP	41,800	871,530
Noble Midstream Partners LP (e)	55,992	1,050,690
ONEOK, Inc.	19,700	1,399,685
Pembina Pipeline Corp.	19,900	696,043
Targa Resources Corp.	99,600	3,638,388
TC Energy Corp. (c)	6,300	320,952
TC Energy Corp.	1,500	76,395
The Williams Companies, Inc.	413,800	9,401,536
		41,211,232

TOTAL OIL, GAS & CONSUMABLE FUELS		104,036,180

TOTAL COMMON STOCKS
(Cost $204,302,881)		142,583,699

Money Market Funds - 6.5%
Fidelity Cash Central Fund 1.61% (f)	1,667,791	1,668,124
Fidelity Securities Lending Cash Central Fund 1.61% (f)(g)	7,677,737	7,678,505
TOTAL MONEY MARKET FUNDS
(Cost $9,346,629)		9,346,629
TOTAL INVESTMENT IN SECURITIES - 105.3%
(Cost $213,649,510)		151,930,328
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(7,659,660)
NET ASSETS - 100%		$144,270,668

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,417,965 or 2.4% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Level 3 security

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,050,690 or 0.7% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	11/15/19	$1,159,034

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,343
Fidelity Securities Lending Cash Central Fund	8,583
Total	$11,926

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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